2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
2. ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

Selected consolidated statement of income information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$16,896	$50	$16,946
Income from operations	21,727	(50)	21,677
Interest income	149	3	152
Income before income taxes	21,876	(47)	21,829
Net income	$16,473	$(47)	$16,426

Selected consolidated statement of income information for the three months ended June 30, 2012:

	Three months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Three months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

General and administrative	$8,776	$39	$8,815
Income from operations	10,955	(39)	10,916
Interest income	117	0	117
Income before income taxes	11,072	(39)	11,033
Net income	$8,437	$(39)	$8,398

Selected consolidated statement of cash flow information for the six months ended June 30, 2012:

	Six months ended June 30, 2012 (as previously reported)	Effect of Adjustment	Six months ended June 30, 2012 (As Adjusted)
	(unaudited)	(unaudited)	(unaudited)

Net cash provided by operating activities	$111,877	$24,556	$136,433
Net cash (used in) investing activities	(1,689)	(66,208)	(67,897)
Net cash (used in) provided by financing activities	(93,305)	41,734	(51,571)
Effect of foreign currency translation on cash	(185)	(28)	(213)
Net increase in cash and cash equivalents	16,698	54	16,752
Cash and equivalents, beginning of period	43,019	29	43,048
Cash and equivalents, end of period	$59,717	$83	$59,800